Retirement Plans, Postretirement And Postemployment Benefits	12 Months Ended
Dec. 31, 2011
Retirement Plans, Postretirement And Postemployment Benefits [Abstract]
Retirement Plans, Postretirement And Postemployment Benefits

Note J: Retirement Plans, Postretirement and Postemployment Benefits

The Corporation sponsors defined benefit retirement plans that cover substantially all employees. Additionally, the Corporation provides other postretirement benefits for certain employees, including medical benefits for retirees and their spouses, Medicare Part B reimbursement and retiree life insurance. The Corporation also provides certain benefits, such as workers' compensation and disability benefits, to former or inactive employees after employment but before retirement.

The measurement date for the Corporation's defined benefit plans, postretirement benefit plans and postemployment benefit plans is December 31.

Defined Benefit Retirement Plans.    The assets of the Corporation's retirement plans are held in the Corporation's Master Retirement Trust and are invested in listed stocks, bonds, hedge funds, real estate and cash equivalents. Defined retirement benefits for salaried employees are based on each employee's years of service and average compensation for a specified period of time before retirement. Defined retirement benefits for hourly employees are generally stated amounts for specified periods of service.

The Corporation sponsors a Supplemental Excess Retirement Plan ("SERP") that generally provides for the payment of retirement benefits in excess of allowable Internal Revenue Code limits. The SERP generally provides for a lump-sum payment of vested benefits. When these benefits payments exceed the sum of the service and interest costs for the SERP during a year, the Corporation recognizes a pro-rata portion of the SERP's unrecognized actuarial loss as settlement expense.

The net periodic retirement benefit cost of defined benefit plans includes the following components:

years ended December 31

(add 000)	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$11,270	$11,056	$11,169
Interest cost	23,178	22,588	22,282
Expected return on assets	(24,493)	(21,041)	(16,271)
Amortization of:
Prior service cost	534	583	655
Actuarial loss	6,324	9,986	14,379
Transition asset	(1)	(1)	(1)
Settlement charge	375	3,455	--

Net periodic benefit cost	$17,187	$26,626	$32,213

The Corporation recognized the following amounts in comprehensive earnings:

  years ended December 31

(add 000)	2011	2010	2009
Actuarial loss (gain)	$65,334	$(10,915)	$(29,864)
Amortization of:
Prior service cost	(534)	(583)	(655)
Actuarial loss	(6,324)	(9,986)	(14,379)
Transition asset	1	1	1
Settlement charge	(375)	(3,455)	--

Total	$58,102	$(24,938)	$(44,897)

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31

	2011		2010

(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$2,555	$1,545	$3,089	$1,868
Actuarial loss	156,994	94,903	98,359	59,458
Transition asset	(12)	(7)	(11)	(7)

Total	$159,537	$96,441	$101,437	$61,319

The prior service cost, actuarial loss and transition asset expected to be recognized in net periodic benefit cost during 2012 are $466,000 (net of a deferred tax asset of $184,000), $13,168,000 (net of a deferred tax asset of $5,208,000) and $1,000, respectively, and are included in accumulated other comprehensive loss at December 31, 2011.

The defined benefit plans' change in projected benefit obligation is as follows:

  years ended December 31

(add 000)	2011	2010
Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$398,638	$392,737
Service cost	11,270	11,056
Interest cost	23,178	22,588
Actuarial loss	41,971	2,017
Gross benefits paid	(17,882)	(29,760)

Net projected benefit obligation at end of year	$457,175	$398,638

The 2011 actuarial loss was primarily due to the 70-basis-point reduction in the discount rate assumption at December 31, 2011. Additionally, the Corporation updated its mortality table assumptions, which increased the projected benefit obligation at December 31, 2011. Gross benefits paid in 2011 decreased compared with 2010 due to lump-sum payments made to retired senior executives in 2010.

The Corporation's change in plan assets, funded status and amounts recognized on the Corporation's consolidated balance sheets are as follows:

  years ended December 31

(add 000)	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of year	$311,688	$266,846
Actual return on plan assets, net	1,129	33,973
Employer contributions	30,215	40,629
Gross benefits paid	(17,882)	(29,760)

Fair value of plan assets at end of year	$325,150	$311,688

  December 31

(add 000)	2011	2010
Funded status of the plan at end of year	$(132,025)	$(86,950)

Accrued benefit cost	$(132,025)	$(86,950)

  December 31

(add 000)	2011	2010
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,320)	$(1,934)
Noncurrent liability	(129,705)	(85,016)

Net amount recognized at end of year	$(132,025)	$(86,950)

The accumulated benefit obligation for all defined benefit pension plans was $417,771,000 and $366,701,000 at December 31, 2011 and 2010, respectively.

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

  December 31

(add 000)	2011	2010
Projected benefit obligation	$456,365	$397,985
Accumulated benefit obligation	$417,179	$366,234
Fair value of plan assets	$324,485	$311,061

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2011	2010
Discount rate	5.14%	5.84%
Rate of increase in future compensation levels	5.00%	5.00%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2011	2010	2009
Discount rate	5.84%	5.90%	6.11%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%

The Corporation's expected long-term rate of return on assets is based on a building-block approach, whereby the components are weighted based on the allocation of pension plan assets.

In 2011, the Corporation estimated the remaining lives of participants in the pension plans using the RP 2000 Mortality Table ("RP 2000 Mortality Table") projected to 2015 with no phased-out improvements. In 2010, the Corporation used the RP 2000 Mortality Table that included phased-out mortality improvements. The RP 2000 Mortality Table selected in 2011 includes three further years of mortality improvements compared with the 2010 table. The RP 2000 Mortality Table includes separate tables for blue-collar employees and white-collar employees. The Corporation used the blue-collar table for its hourly workforce and the white-collar table for its salaried employees.

The target allocation for 2011 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
		December 31
Asset Class	2011 Target Allocation	2011	2010
Equity securities	56%	57%	54%
Debt securities	34%	34%	41%
Hedge funds	5%	4%	4%
Real estate	5%	5%	--
Cash	--	--	1%

Total	100%	100%	100%

The Corporation's investment strategy is for approximately 63% of the equity securities to be invested in mid-sized to large capitalization U.S. funds with the remaining to be invested in small capitalization, emerging markets and international funds. Approximately 85% of debt securities, or fixed income investments, are invested in funds with the objective of exceeding the return of the Barclays Capital Aggregate Bond Index, with the remaining invested in high-yield funds.

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2011
Equity securities:
Mid-sized to large cap	$--	$133,512	$--	$133,512
International and emerging growth funds	--	50,518	--	50,518
Debt securities:
Core fixed income	--	94,745	--	94,745
High-yield bonds	--	17,096	--	17,096
Real estate	--	15,841	--	15,841
Hedge funds	--	--	12,979	12,979
Cash	459	--	--	459
Total	$459	$311,712	$12,979	$325,150

2010
Equity securities:
Mid-sized to large cap	$--	$121,596	$--	$121,596
International and emerging growth funds	--	47,285	--	47,285
Debt securities:
Core fixed income	--	113,355	--	113,355
High-yield bonds	--	15,322	--	15,322
Hedge funds	--	--	13,453	13,453
Cash	677	--	--	677
Total	$677	$297,558	$13,453	$311,688

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

year ended December 31
(add 000)	2011	2010
Balance at January 1	$13,453	$--
Purchases	--	13,000
Unrealized (loss) gain	(474)	453
Balance at December 31	$12,979	$13,453

In 2011 and 2010, the Corporation made pension contributions and SERP payments of $30,215,000 and $40,629,000, respectively. The Corporation currently estimates that it will contribute $31,000,000 to its pension and SERP plans in 2012.

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2012	$20,425
2013	$20,046
2014	$21,494
2015	$23,244
2016	$24,872
Years 2017 - 2021	$147,271

Postretirement Benefits.    The net periodic postretirement benefit cost of postretirement plans includes the following components:

     years ended December 31

(add 000)	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$350	$548	$558
Interest cost	2,225	2,754	2,919
Amortization of:
Prior service credit	(1,740)	(1,740)	(1,489)
Actuarial (gain) loss	(85)	13	--
Total net periodic benefit cost	$750	$1,575	$1,988

The Corporation recognized the following amounts in comprehensive earnings:

     years ended December 31

(add 000)	2011	2010	2009
Actuarial (gain) loss	$(3,884)	$(4,133)	$4,699
Prior service credit	(10,397)	(1,722)	--
Amortization of:
Prior service credit	1,740	1,740	1,489
Actuarial gain (loss)	85	(13)	--
Total	$(12,456)	$(4,128)	$6,188

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

     December 31

	2011		2010
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(16,853)	$(10,188)	$(8,196)	$(4,954)
Actuarial (gain) loss	(3,210)	(1,940)	589	356
Total	$(20,063)	$(12,128)	$(7,607)	$(4,598)

The prior service credit and actuarial gain expected to be recognized in net periodic benefit cost during 2012 is $257,000 (net of a deferred tax liability of $102,000) and $3,255,000 (net of a deferred tax liability of $1,287,000), respectively, and is included in accumulated other comprehensive loss at December 31, 2011.

The postretirement health care plans' change in benefit obligation is as follows:

     years ended December 31

(add 000)	2011	2010
Change in benefit obligation:
Net benefit obligation at beginning of year	$45,210	$51,906
Service cost	350	548
Interest cost	2,225	2,754
Participants' contributions	1,925	1,919
Actuarial gain	(3,884)	(4,133)
Plan amendments	(10,397)	(1,722)
Gross benefits paid	(6,250)	(6,523)
Federal subsidy on benefits paid	456	461
Net benefit obligation at end of year	$29,635	$45,210

The Corporation's net benefit obligation at December 31, 2011 decreased due to plan amendments in which the Corporation changed to a plan administered by a third party effective January 1, 2012. This change enhanced benefits provided to the Corporation as a plan sponsor.

The Corporation's change in plan assets, funded status and amounts recognized on the Corporation's consolidated balance sheets are as follows:

     years ended December 31

(add 000)	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of year	$--	$--
Employer contributions	3,869	4,143
Participants' contributions	1,925	1,919
Gross benefits paid	(6,250)	(6,523)
Federal subsidy on benefits paid	456	461
Fair value of plan assets at end of year	$--	$--

     December 31

(add 000)	2011	2010
Funded status of the plan at end of year	$(29,635)	$(45,210)
Accrued benefit cost	$(29,635)	$(45,210)

     December 31

(add 000)	2011	2010
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,930)	$(4,100)
Noncurrent liability	(26,705)	(41,110)
Net amount recognized at end of year	$(29,635)	$(45,210)

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2011	2010
Discount rate	4.44%	5.57%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2011	2010	2009
Discount rate	5.57%	5.60%	6.03%

In 2011, the Corporation estimated the remaining lives of participants in the postretirement plan using the RP 2000 Mortality Table projected to 2015 with no phased-out improvements. In 2010, the Corporation used the RP 2000 Mortality Table that included phased-out mortality improvements.

Assumed health care cost trend rates at December 31 are:

	2011	2010
Health care cost trend rate assumed for next year	7.5%	8.0%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2017	2017

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$84	$(72)
Postretirement benefit obligation	$1,340	$(1,130)

The Corporation's estimate of its contributions to its postretirement health care plans in 2012 is $2,930,000.

As part of plan amendments, effective January 2012, the Corporation will no longer receive retiree drug subsidy payments for its postretirement medical plan in 2012 and beyond. The expected gross benefit payments for each of the next five years and the five-year period thereafter are as follows:

(add 000)	Gross Benefit Payments
2012	$2,930
2013	$3,034
2014	$3,039
2015	$2,981
2016	$2,837
Years 2017 - 2021	$11,487

Defined Contribution Plans.    The Corporation maintains two defined contribution plans that cover substantially all employees. These plans, qualified under Section 401(a) of the Internal Revenue Code, are retirement savings and investment plans for the Corporation's salaried and hourly employees. Under certain provisions of these plans, the Corporation, at established rates, matches employees' eligible contributions. The Corporation's matching obligations were $5,370,000 in 2011, $5,074,000 in 2010 and $5,012,000 in 2009.

Postemployment Benefits.    The Corporation has accrued postemployment benefits of $1,691,000 and $1,545,000 at December 31, 2011 and 2010, respectively.